Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 210,130	$ 241,392	$ 157,739
Production and similar taxes	1,779	2,325	1,308
Non-current assets	148,054	149,381	163,188
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	60,577	71,118	53,748
Production and similar taxes	136	194	108
Non-current assets	64,238	60,237	54,395
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	149,553	170,274	103,991
Production and similar taxes	1,643	2,131	1,200
Non-current assets	83,816	89,144	108,793
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	39,975	36,541	11,248
Non-current assets	$ 23,949	$ 24,813	$ 19,530